Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities:
Other payables	$ 6,350		$ 3,576
Deferred consideration	5,868		0
Contingent consideration	352		138
Total other current liabilities	12,570	$ 4,619	3,714
Other liabilities:
Contingent consideration	1,987		2,164
Deposits on Incentive Securities	0		1,425
Total other liabilities	$ 1,987	3,617	3,589
MAVEN TOPCO LIMITED [Member]
Other current liabilities:
Other payables		4,479	3,576	$ 3,461
Contingent consideration		140	138	0
Total other current liabilities		4,619	3,714	3,461
Other liabilities:
Contingent consideration		2,181	2,164	2,520
Deposits on Incentive Securities		1,436	1,425	1,290
Total other liabilities		$ 3,617	$ 3,589	$ 3,810